Notes Receivable (Details) - USD ($)					1 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Jun. 07, 2021	Jun. 07, 2021	Nov. 02, 2018	Sep. 30, 2021	Dec. 31, 2019	Nov. 02, 2018	Oct. 31, 2018	Sep. 28, 2018	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Sep. 30, 2018
Notes Receivable (Details) [Line Items]
Principal balance										$ 60,000	$ 174,376	$ 60,000	$ 174,376
Maturity date									Sep. 27, 2020
Aggregate purchase price					$ 60,000
Interest receivable										2,394		1,210
Received payment												148,500	9,000
Net bad debt expense													165,376
Bad debt recovery cash payment, description		On June 7, 2021, the Company and the investor, entered into a settlement agreement whereby both parties agreed to settle the remaining balance of this note receivable which was previously written off in year 2020 for a total settlement amount of $196,000 to be paid as follows; (i) an initial payment of $46,000 upon execution of the settlement agreement and (ii) $10,000 per month for fifteen months.	On June 7, 2021, the Company and the investor, entered into a settlement agreement whereby both parties agreed to settle the remaining balance of this note receivable which was previously written off in year 2020 for a total settlement amount of $196,000 to be paid as follows; (i) an initial payment of $46,000 upon execution of the settlement agreement and (ii) $10,000 per month for fifteen months.
Collected settlement agreement												148,500
Remains collectible settlement agreement										20,000		47,500
Promissory note interest					8.00%
Note receivable non-current amounted												60,000
Accrued interest receivable												1,210
Total receivable										$ 62,394		61,210
Promissory note agreement note deposit and credit towards acquisition				$ 50,000
Interest rate per annum percentage										10.00%
Increased interest rate per annum										18.00%
Received shares (in Shares)										10,420
Recovered aggregate bad debt												7,500
Receiving payment amount												23,500
Recovered bad debt												141,000
Bad debt allowance												196,500
Remains collectible settlement agreement amount reserved										$ 35,500
Maturity date					Oct. 01, 2023
Six-monthly installments [Member]
Notes Receivable (Details) [Line Items]
Aggregate purchase price						$ 277,305
Purchase Agreement [Member]
Notes Receivable (Details) [Line Items]
Principal balance				50,000			$ 50,000		$ 200,000		146,500		146,500
Allowance for doubtful account and bad debt											174,376		174,376
Aggregate purchase price						$ 277,305	277,305
Notes receivable purchase price											30,000		30,000
Interest receivable											27,876		$ 27,876
Aggregate of notes receivable purchase price											$ 30,000
Forecast [Member]
Notes Receivable (Details) [Line Items]
Promissory note interest	8.00%
Promissory Note Receivable Agreement [Member]
Notes Receivable (Details) [Line Items]
Principal balance				$ 50,000			$ 50,000		$ 200,000			$ 50,000			$ 100,000
Remaining balance of promissory note receivable								$ 100,000
Accrued interest rate									6.00%
Allowance for doubtful account and bad debt														$ 50,000
Principal balance								$ 100,000	$ 200,000						$ 100,000
Promissory Note Receivable Agreement [Member] | Minimum [Member]
Notes Receivable (Details) [Line Items]
Accrued interest rate				10.00%			10.00%
Promissory Note Receivable Agreement [Member] | Maximum [Member]
Notes Receivable (Details) [Line Items]
Accrued interest rate				18.00%			18.00%